Short-Term Debt - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Short-term Debt [Line Items]
Outstanding debt	$ 1,450	$ 1,590
Short-term debt	$ 1,449	$ 1,588
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	4.11%	3.89%
Commercial Paper Program
Short-term Debt [Line Items]
Proceeds from short-term borrowings with maturities greater than three months	$ 0	$ 0
Revolving Credit Facility | Letters of Credit
Short-term Debt [Line Items]
Total availability	150	150
Proceeds from short-term borrowings with maturities greater than three months	$ 0	0
Revolving Credit Facility | American Water Capital Corp. (AWCC)
Short-term Debt [Line Items]
Total availability		2,750
Maximum commitment under the facility		$ 500